Significant accounting policies - Foreign currencies (Details)	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 TWD ($) USD ($)	Dec. 31, 2020 TWD ($) JPY (¥)	Dec. 31, 2020 TWD ($) CNY (¥)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 TWD ($) USD ($)	Dec. 31, 2019 TWD ($) JPY (¥)	Dec. 31, 2019 TWD ($) CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) JPY (¥)	Dec. 31, 2018 USD ($) CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CNY (¥)
Significant accounting policies
Average Rates	33.6168	1.1419	121.8024	7.8690	34.5837	1.1175	121.5518	7.7487	1.1816	130.4618	7.8074
Spot Rates	34.5067	34.5067	34.5067	34.5067	33.6811	33.6811	33.6811	33.6811	1.1450	1.1450	1.1450	1.2271	126.4900	8.0225	1.1234	121.9400	7.8205	125.8500	7.8751